Financial Instruments (Details) - Schedule of Financial Instruments and Their Carrying Amounts - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Net exposure	R$ (29,595)	R$ (28,093)
Amortized Cost [Member]
Financial liabilities
Net exposure	(27,664)	(26,228)
FVTI [Member]
Financial liabilities
Net exposure	(2,916)	(2,289)
FVTOCI [Member]
Financial liabilities
Net exposure	985	424
Cash and cash equivalents [Member]
Financial assets
Cash and cash equivalents	5,459	5,842
Cash and cash equivalents [Member] | Amortized Cost [Member]
Financial assets
Cash and cash equivalents	5,459	5,842
Cash and cash equivalents [Member] | FVTI [Member]
Financial assets
Cash and cash equivalents
Cash and cash equivalents [Member] | FVTOCI [Member]
Financial assets
Cash and cash equivalents
Related parties [member]
Financial assets
Cash and cash equivalents	23	252
Financial liabilities
Other accounts payable		(261)
Related parties [member] | Amortized Cost [Member]
Financial assets
Cash and cash equivalents	23	252
Financial liabilities
Other accounts payable		(261)
Related parties [member] | FVTI [Member]
Financial assets
Cash and cash equivalents
Financial liabilities
Other accounts payable
Related parties [member] | FVTOCI [Member]
Financial assets
Cash and cash equivalents
Financial liabilities
Other accounts payable
Trade receivables and other accounts receivables [Member]
Financial assets
Cash and cash equivalents	396	198
Trade receivables and other accounts receivables [Member] | Amortized Cost [Member]
Financial assets
Cash and cash equivalents	396	198
Trade receivables and other accounts receivables [Member] | FVTI [Member]
Financial assets
Cash and cash equivalents
Trade receivables and other accounts receivables [Member] | FVTOCI [Member]
Financial assets
Cash and cash equivalents
Gain on financial instruments at fair value [Member]
Financial assets
Cash and cash equivalents	274	182
Gain on financial instruments at fair value [Member] | Amortized Cost [Member]
Financial assets
Cash and cash equivalents
Gain on financial instruments at fair value [Member] | FVTI [Member]
Financial assets
Cash and cash equivalents	274	182
Gain on financial instruments at fair value [Member] | FVTOCI [Member]
Financial assets
Cash and cash equivalents
Trade receivables with credit card and tickets [Member]
Financial assets
Cash and cash equivalents	985	424
Trade receivables with credit card and tickets [Member] | Amortized Cost [Member]
Financial assets
Cash and cash equivalents
Trade receivables with credit card and tickets [Member] | FVTI [Member]
Financial assets
Cash and cash equivalents
Trade receivables with credit card and tickets [Member] | FVTOCI [Member]
Financial assets
Cash and cash equivalents	985	424
Other accounts payable [Member]
Financial liabilities
Other accounts payable	(216)
Other accounts payable [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable	(216)
Other accounts payable [Member] | FVTI [Member]
Financial liabilities
Other accounts payable
Other accounts payable [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Trade payable and trade payables – agreements [Member]
Financial liabilities
Other accounts payable	(12,148)	(13,779)
Trade payable and trade payables – agreements [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable	(12,148)	(13,779)
Trade payable and trade payables – agreements [Member] | FVTI [Member]
Financial liabilities
Other accounts payable
Trade payable and trade payables – agreements [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Borrowings [Member]
Financial liabilities
Other accounts payable	(1,943)	(1,217)
Borrowings [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable	(1,943)	(1,217)
Borrowings [Member] | FVTI [Member]
Financial liabilities
Other accounts payable
Borrowings [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Debentures and promissory notes [Member]
Financial liabilities
Other accounts payable	(10,051)	(8,903)
Debentures and promissory notes [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable	(10,051)	(8,903)
Debentures and promissory notes [Member] | FVTI [Member]
Financial liabilities
Other accounts payable
Debentures and promissory notes [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Lease liabilities [member]
Financial liabilities
Other accounts payable	(9,184)	(8,360)
Lease liabilities [member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable	(9,184)	(8,360)
Lease liabilities [member] | FVTI [Member]
Financial liabilities
Other accounts payable
Lease liabilities [member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Borrowings and debentures [Member]
Financial liabilities
Other accounts payable	(3,182)	(2,435)
Borrowings and debentures [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable
Borrowings and debentures [Member] | FVTI [Member]
Financial liabilities
Other accounts payable	(3,182)	(2,435)
Borrowings and debentures [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable
Loss of financial instruments at fair value [Member]
Financial liabilities
Other accounts payable	(8)	(36)
Loss of financial instruments at fair value [Member] | Amortized Cost [Member]
Financial liabilities
Other accounts payable
Loss of financial instruments at fair value [Member] | FVTI [Member]
Financial liabilities
Other accounts payable	(8)	(36)
Loss of financial instruments at fair value [Member] | FVTOCI [Member]
Financial liabilities
Other accounts payable